------------------------------------------------------------------------------
July 31, 1997



                             PHOENIX
                                 ABERDEEN



------------------------------------------------------------------------------
                             ANNUAL REPORT

                                   Phoenix-Aberdeen
                                   Series Fund

                           (arrow) NEW ASIA FUND
                           (arrow) GLOBAL SMALL CAP FUND




(PHOENIX LOGO) PHOENIX
               DUFF & PHELPS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NEW ASIA SERIES

INVESTOR PROFILE
     Phoenix-Aberdeen New Asia Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
     Since the Fund's inception on September 4, 1996, Class A shares have returned 4.98% and Class B shares have earned 4.37% compared with 12.00% for the Morgan Stanley All Country Asia Pacific ex Japan Index. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.
     Although emerging markets in the Far East enjoyed another year of strong economic growth, with average gross domestic product (GDP) rising about 7% and earnings increasing 10%-15%, there have been signs of cracks in the Asian "economic miracle"--most recently in Thailand. An overheated, speculative property market, combined with high offshore borrowing and a slowing economy, first affected the stock market, then the currency.
     Thailand's problems have had a ripple effect throughout Southeast Asia, causing nervousness in stock markets and currencies, notably in Indonesia, Malaysia and the Philippines, but even Hong Kong and Singapore have been affected. Since we have always been wary of the region's firm belief that property values can only rise in value, we welcome recent events as a moderating influence. While the economic fundamentals of Malaysia and the Philippines are far stronger than Thailand, we believe valuations in Malaysia and the Philippines are vulnerable to correction. However, we are comfortable with our Indonesian investments.

     The Fund's underperformance can be attributed primarily to an underweighting in Taiwan and an overweighted position in Thailand. With Hong Kong's stock market dominated by the property sector where prices are now among the highest in the world, risks are high and further upside potential is limited. Therefore, we have minimal exposure to Hong Kong property in the portfolio. Unfortunately, we have found few quality Chinese companies to invest in as yet. Singapore remains Asia's best-managed economy, and we have a relatively large position there.

     The Fund benefited from our investments in Australia, which are concentrated in the industrial, commercial and financial sectors. Performance was also helped by our weighting in India where the market was strong due to improved liquidity and declining interest rates.


OUTLOOK

     Southeast Asian markets are likely to experience continued volatility at least in the near term. However, we believe the outlook remains favorable for long-term investment opportunities. The recent turmoil in the Thailand, Malaysia and Philippine markets has created attractive valuations for many companies. While the region faces several challenges, we feel the Fund will benefit from its focus on quality companies as the momentum toward freer markets will enhance the differentiation between companies with strong core businesses and those less disciplined.

New Asia Series

--------------------------------------------------------------------------------





[Tabular representation of line chart]


                          9/4/96       7/31/97
                         --------     ---------
New Asia-Class A         $ 9,525       $ 9,998
New Asia-Class B         $10,000       $ 9,937
Morgan Stanley*          $10,000       $11,200





                  Total Returns for the Period Ending 7/31/97

                                                     From Inception
                                                       9/4/96 to
                                                        7/31/97
                                                    ----------------
Class A with 4.75% sales charge                           -0.02%
--------------------------------------------------      -------
Class A at net asset value                                 4.98%
--------------------------------------------------      -------
Class B with CDSC                                         -0.63%
--------------------------------------------------      -------
Class B at net asset value                                 4.37%
--------------------------------------------------      -------
Morgan Stanley Capital International
All Country Asia Pacific (excluding Japan) Index*         12.00%
--------------------------------------------------      -------

This chart assumes an initial gross investment of $10,000 made on 9/4/96 (inception of the Fund) for Class A and B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*Morgan Stanley Capital International All Country Asia Pacific (excluding Japan) Index is a market-value weighted average of the performance of securities listed on the stock exchanges of 14 countries in Asia and the Pacific Basin. Performance is calculated on a total return basis, as reported by Frank Russell Company.

New Asia Series

--------------------------------------------------------------------------------

                          INVESTMENTS AT JULY 31, 1997




                                                   SHARES         VALUE
                                                 -----------  -------------
COMMON STOCKS--92.2%
 Australia--13.1%
  Australian Gas Light Co. Ltd. (Utility-Gas)        60,000    $   375,531
  BRL Hardy Ltd. (Beverages)  ..................    175,000        479,845
  Commonwealth Bank of Australia
    --Instalment Receipt (Banks)    ............     35,000        320,766
  Davids Ltd. (Retail)  ........................    277,968        182,260
  Pacific BBA Ltd. (Miscellaneous)  ............    135,000        573,355
  QBE Insurance Group Ltd. (Insurance)    ......    110,000        655,689
                                                               ------------
                                                                 2,587,446
                                                               ------------
Hong Kong--22.7%
  CDL Hotels International Ltd. (Hotels)  ......    900,000        424,282
  Giordano International Ltd. (Retail)    ......    499,000        314,191
  HSBC Holdings PLC (Banks)   ..................     30,000      1,046,174
  Hongkong Electric Holdings Ltd. (Utility-
    Electric)  .................................    135,000        550,985
  Manhattan Card Co., Ltd. (Consumer
    Finance)   .................................    800,000        335,809
  National Mutual Asia Ltd. (Insurance)   ......    540,000        571,908
  Smartone Telecommunications (Utility-
    Telephone) (b)   ...........................    200,000        565,709
  Swire Pacific Ltd. Class B (Miscellaneous)        425,000        675,169
                                                               ------------
                                                                 4,484,227
                                                               ------------
India--6.5%
  Grasim Industries Ltd. Sponsored GDR
    144A (Basic Materials) (c)   ...............     27,000        364,500
  Industrial Credit & Investment Corporation
    of India Ltd. Sponsored GDR
    (Diversified Financial Services)   .........     55,000        929,500
                                                               ------------
                                                                 1,294,000
                                                               ------------
Indonesia--7.9%
  PT Bank Bali (Banks)  ........................    225,000        623,805
  PT Duta Anggada TBK (Property)    ............    450,000        271,032
  PT Indosat (Utility-Telephone)    ............    220,000        668,833
                                                               ------------
                                                                 1,563,670
                                                               ------------
Malaysia--7.1%
  AMMB Holdings Berhad (Diversified
    Financial Services)    .....................     65,000        369,809
  Malaysian Oxygen Berhad (Chemical)   .........     95,000        403,565
  Muhibbah Engineering Berhad
    (Engineering & Construction)    ............     80,000        236,677
  Sime UEP Properties Berhad (Property)   ......    186,000        388,014
                                                               ------------
                                                                 1,398,065
                                                               ------------
New Zealand--2.8%
  Telecom Corporation of New Zealand Ltd.
    (Utility-Telephone)    .....................    110,000        560,132
                                                               ------------
Philippines--6.4%
  Ayala Land, Inc. Class B (Property)  .........    700,000        518,966
  Philippine Long Distance Telephone Co.
    Sponsored ADR (Utility-Telephone)  .........     22,000        738,375
                                                               ------------
                                                                 1,257,341
                                                               ------------

                                                   SHARES       VALUE
                                                 -----------  -------------
Singapore--9.4%
  Clipsal Industries Ltd. (Electrical
    Equipment)    ..............................    135,000    $   496,800
  Development Bank of Singapore Ltd.
    (Banks)    .................................     27,000        350,578
  Robinson & Co. Ltd. (Retail)   ...............    105,000        510,367
  Rothmans Industries Ltd. (Tobacco)   .........     95,000        494,052
                                                               ------------
                                                                 1,851,797
                                                               ------------
South Korea--6.7%
  Korea Electric Power Corp. Sponsored
    ADR (Utility-Electric)    ..................     29,000        536,500
  Samsung Electronics Sponsored GDR 144A
    Non-Voting Shares (Electronics) (c)   ......     25,000        762,500
  Samsung Electronics Sponsored GDR 144A
    Voting Shares (Electronics) (b) (c)   ......        414         25,254
                                                               ------------
                                                                 1,324,254
                                                               ------------
Taiwan--2.0%
  Standard Foods Taiwan Ltd. GDR (Retail-
    Food) (b)  .................................     45,000        393,750
                                                               ------------
Thailand--7.6%
  Bangkok Bank Public Company Ltd.
    (Banks)    .................................     50,000        389,020
  Ruam Pattana Fund II (Closed End Mutual
    Fund)   ....................................  1,500,000        437,647
  Siam Cement Public Co. Ltd. (Building &
    Construction)    ...........................     14,500        292,957
  Siam Commercial Bank Public Co. Ltd.
    (Banks)    .................................     90,000        386,823
                                                               ------------
                                                                 1,506,447
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $17,557,618)   ...............                18,221,129
                                                               ------------
WARRANTS--0.0%
Malaysia--0.0%
  AMMB Holdings Berhad Warrants
    (Diversified Financial Services) (b)  ......      7,500          9,103
                                                               ------------
TOTAL WARRANTS
 (Identified cost $0)   ........................                     9,103
                                                               ------------


                                STANDARD
                                & POOR'S        PAR
                                 RATING        VALUE
                               (Unaudited)     (000)
                               -------------   -------
CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad (ICULS)
    Cv. 7.50%, '02
    (Diversified Financial
    Services)  ...............     NR          75(d)      26,456
                                                         -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $30,030)  ........................      26,456
                                                       -------------

                       See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------------------


                                  STANDARD
                                  & POOR'S       PAR
                                   RATING       VALUE
                                 (Unaudited)    (000)            VALUE
                                -------------  ---------  --------------------
NON-CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad 5%, '02
    (Diversified Financial
    Services)   ............... NR               75(d)     $      24,606
                                                           ---------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $30,030) ...........................            24,606
                                                          ---------------
TOTAL LONG-TERM INVESTMENTS--92.4%
 (Identified cost $17,617,678)   .....................        18,281,294
                                                          ---------------
SHORT-TERM OBLIGATIONS--7.1%
  Aubrey G. Lanston & Co., Inc.
     repurchase agreement, 5.72%,
     dated 7/31/97 due 8/1/97,
     repurchase price $1,400,222,
     collateralized by U.S. Treasury
     Note 6.625%, 4/30/02, market
     value $1,430,843 .....................    $ 1,400         1,400,000
                                                          ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,400,000) ........................         1,400,000
                                                          ---------------
TOTAL INVESTMENTS--99.5%
 (Identified cost $19,017,678)........................        19,681,294(a)
  Cash and receivables, less liabilities--0.5%  ......            89,922
                                                          ---------------
NET ASSETS--100.0%                                         $  19,771,216
                                                          ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,874,904 and gross depreciation of $1,621,870 for federal income tax purposes. At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $19,428,260.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 1997, these securities amounted to a value of $1,152,254 or 5.8% of net assets.
(d) Par value represents Malaysian Ringgits.

                       See Notes to Financial Statements
4

New Asia Series

--------------------------------------------------------------------------------

                            INDUSTRY DIVERSIFICATION
            As a Percentage of Total Value of Long-Term Investments
                                  (Unaudited)

Banks    ..............................     17.1%
Basic Materials   .....................      2.0
Beverages   ...........................      2.6
Building & Construction    ............      1.6
Chemical    ...........................      2.2
Closed End Mutual Fund  ...............      2.4
Consumer Finance  .....................      1.8
Diversified Financial Services   ......      7.4
Electrical Equipment    ...............      2.7
Electronics    ........................      4.3
Engineering & Construction    .........      1.3
Hotels   ..............................      2.3
Insurance   ...........................      6.7
Miscellaneous  ........................      6.8
Property    ...........................      6.4
Retail   ..............................      5.5
Retail-Food    ........................      2.2
Tobacco  ..............................      2.7
Utility-Electric  .....................      6.0
Utility-Gas    ........................      2.1
Utility-Telephone    ..................     13.9
                                          ------
                                           100.0%
                                          ======

See Notes to Financial Statements
                                                                              5

New Asia Series

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1997



Assets
Investment securities at value
  (Identified cost $19,017,678)                             $19,681,294
Cash                                                             22,347
Receivables
 Investment securities sold                                      95,221
 Dividends and interest                                          43,925
 Fund shares sold                                                29,205
 Tax reclaim                                                        383
Prepaid expenses                                                  5,600
                                                            ------------
  Total assets                                               19,877,975
                                                            ------------
Liabilities
Payables
 Fund shares repurchased                                          6,923
 Transfer agent fee                                              10,040
 Distribution fee                                                 8,153
 Financial agent fee                                              6,965
 Trustees' fee                                                    3,600
 Administration fee                                               2,481
 Investment advisory fee                                          1,809
Accrued expenses                                                 66,788
                                                            ------------
  Total liabilities                                             106,759
                                                            ------------
Net Assets                                                  $19,771,216
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $19,029,133
Undistributed net investment income                              72,144
Accumulated net realized gain                                     6,289
Net unrealized appreciation                                     663,650
                                                            ------------
Net Assets                                                  $19,771,216
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $13,354,750)            1,278,692
Net asset value per share                                   $     10.44
Offering price per share
  $10.44/(1-4.75%)                                          $     10.96
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,416,466)               617,740
Net asset value and offering price per share                $     10.39


                            STATEMENT OF OPERATIONS
                        FROM INCEPTION SEPTEMBER 4, 1996
                                TO JULY 31, 1997


Investment Income
Dividends                                                   $  293,861
Interest                                                       110,792
Foreign taxes withheld                                         (29,496)
                                                            ----------
   Total investment income                                     375,157
                                                            ----------
Expenses
Investment advisory fee                                        105,851
Distribution fee--Class A                                       22,195
Distribution fee--Class B                                       35,750
Financial agent fee                                             48,401
Administration fee                                              18,680
Registration                                                    84,317
Custodian                                                       68,066
Transfer agent                                                  46,971
Professional                                                    22,704
Printing                                                        19,644
Trustees                                                        17,189
Miscellaneous                                                    5,754
                                                            ----------
   Total expenses                                              495,522
   Less expenses borne by investment adviser                  (207,197)
                                                            ----------
   Net expenses                                                288,325
                                                            ----------
Net investment income                                           86,832
                                                            ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                  6,289
Net realized loss on foreign currency transactions              (6,423)
Net change in unrealized appreciation (depreciation)
  on investments                                               663,616
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                34
                                                            ----------
Net gain on investments                                        663,516
                                                            ----------
Net increase in net assets resulting from
  operations                                                $  750,348
                                                            ==========


6                              See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                         From Inception
                                                                                        September 4, 1996
                                                                                         to July 31, 1997
                                                                                        -------------------
From Operations
 Net investment income                                                                     $     86,832
 Net realized loss                                                                                 (134)
 Net change in unrealized appreciation (depreciation)                                           663,650
                                                                                           ------------
 Increase in net assets resulting from operations                                               750,348
                                                                                           ------------
From Distributions to Shareholders
 Net investment income--Class A                                                                 (52,987)
 Net investment income--Class B                                                                 (15,128)
                                                                                           ------------
 Decrease in net assets from distributions to shareholders                                      (68,115)
                                                                                           ------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,467,788 shares)                                            14,761,764
 Net asset value of shares issued from reinvestment of distributions (4,967 shares)              49,716
 Cost of shares repurchased (194,063 shares)                                                 (1,936,251)
                                                                                           ------------
Total                                                                                        12,875,229
                                                                                           ------------
Class B
 Proceeds from sales of shares (673,230 shares)                                               6,773,565
 Net asset value of shares issued from reinvestment of distributions (1,408 shares)              14,076
 Cost of shares repurchased (56,898 shares)                                                    (573,887)
                                                                                           ------------
Total                                                                                         6,213,754
                                                                                           ------------
 Increase in net assets from share transactions                                              19,088,983
                                                                                           ------------
 Net increase in net assets                                                                  19,771,216
Net Assets
 Beginning of period                                                                                  0
                                                                                           ------------
 End of period (including undistributed net investment income of $72,144)                  $ 19,771,216
                                                                                           ============


See Notes to Financial Statements
                                                                              7

New Asia Series

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                              Class A                 Class B
                                        ---------------------   ----------------------
                                          From Inception           From Inception
                                             9/4/96 to               9/4/96 to
                                              7/31/97                 7/31/97
                                        ---------------------   ----------------------
Net asset value, beginning of period     $     10.00             $     10.00
Income from investment operations(8)
 Net investment income                          0.09(4)(5)              0.01(4)(6)
 Net realized and unrealized gain               0.41                    0.43
                                         -----------             -----------
  Total from investment operations              0.50                    0.44
                                         -----------             -----------
Less distributions
 Dividends from net investment income          (0.06)                  (0.05)
 Dividends from net realized gains               --                      --
                                         -----------             -----------
  Total distributions                          (0.06)                  (0.05)
                                         -----------             -----------
Change in net asset value                       0.44                    0.39
                                         -----------             -----------
Net asset value, end of period           $     10.44             $     10.39
                                         ===========             ===========
Total return(1)                                 4.98%(3)                4.37%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)    $    13,355             $     6,416
Ratio to average net assets of:
 Operating expenses                             2.10%(2)                2.85%(2)
 Net investment income                          0.95%(2)                0.06%(2)
Portfolio turnover                                 9%(3)                   9%(3)
Average commission rate paid(7)          $      0.0106           $      0.0106

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.15.
(6) Includes reimbursement of operating expenses by investment adviser of $0.15.
(7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(8) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


8                              See Notes to Financial Statements

GLOBAL SMALL CAP SERIES

INVESTOR PROFILE

     Phoenix-Aberdeen Global Small Cap Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
     Since the Fund's inception on September 4, 1996, Class A shares have returned 10.80% and Class B shares have earned 10.00% compared with 17.25% for the FT/S&P--Actuaries World Index Medium/Small Component. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.
     U.S. market performance was exceptionally strong during this reporting period, benefiting from steady economic growth and low inflation. Sustained outperformance by large-cap issues led to pronounced valuation disparities by mid-summer. We believe these disparities sparked the current resurgence in the small-cap market and should continue to support their outperformance in the coming year.
     International markets have generally been positive, although local returns continue to be adversely affected by the strength of the U.S. dollar. In general, large-cap stocks have outperformed small-cap stocks in all world equity markets, despite the recent resurgence of mid- to small-cap issues. Most European markets have had a strong year, with many exchanges recording new highs. The UK stock market responded very positively to the Labour party victory in May, and the sterling strengthened after interest rates were raised. The Swiss, German and Dutch equity markets have all been strong, although currency weakness has diminished some of the high returns for U.S. investors.
     The Japanese market has been mixed although the economy has been showing steady gains. Half-year corporate earnings were helped by smaller write-offs at banks and very strong performance in the auto sector.
     Far East markets have been generally weak. While economic growth continues to be strong, the markets have begun in recent weeks to evidence some of the underlying problems within these developing countries--overheated speculative property markets combined with high offshore borrowing and slowing growth. Performance of the global small-cap component suffered from our overweighting in Southeast Asia where the markets have been very disappointing.

OUTLOOK
     Global markets have been very volatile of late, and we expect this volatility to continue. Most of the recent gains in world stock markets have been made by the very large-cap issues, but we are beginning to see signs of a resurgence in small-cap stocks that bodes well for the future of the Fund.

Global Small Cap Series

--------------------------------------------------------------------------------


[Tabular representation of line chart]


                                   9/4/96       7/31/97
                                  --------     ---------
Global Small-Cap-Class A          $ 9,525       $10,552
Global Small Cap-Class B          $10,000       $10,500
FT/S&P-Actuaries World Index*     $10,000       $11,725



                  Total Returns for the Period Ending 7/31/97

                                             From Inception
                                               9/4/96 to
                                                7/31/97
                                            ----------------
Class A with 4.75% sales charge                   5.52%
------------------------------------------    ---------
Class A at net asset value                       10.80%
------------------------------------------    ---------
Class B with CDSC                                 5.00%
------------------------------------------    ---------
Class B at net asset value                       10.00%
------------------------------------------    ---------
FT/S&P--Actuaries World Index Medium/Small
Component*                                       17.25%**
------------------------------------------    ---------

This chart assumes an initial gross investment of $10,000 made on 9/4/96 (inception of the Fund) for Class A and B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

* The FT/S&P--Actuaries World Index[TM] is a broad-based global market index consisting of over 2,400 stocks, covering 28 countries in the Pacific Basin, Europe and the American markets. The index is weighted by market capitalization and returns are calculated on a total return basis. The Medium/Small component of the FT/S&P--Actuaries World Index consists of companies in the World Index with market capitalization between $25 million and $13.9 billion. Performance is reported by Goldman, Sachs & Co.
**Index information from 9/30/96 to 7/31/97.

Global Small Cap Series

--------------------------------------------------------------------------------

                          INVESTMENTS AT JULY 31, 1997




                                                  SHARES          VALUE
                                                 -----------   ------------
COMMON STOCKS--93.7%
Argentina--0.4%
  SA Importadora y Exportadora de la
    Patagonia (Retail/Wholesale--Food)    ......    10,000     $  160,032
                                                               -----------
Australia--1.9%
  Davids Ltd. (Retail/Wholesale--Food)    ......   245,100        160,709
  Pacific BBA Ltd. (Auto/Truck--
    Replacement Parts)  ........................   150,000        637,061
                                                               -----------
                                                                  797,770
                                                               -----------
Brazil--1.3%
  Centrais Electricas de Santa Catarina SA
    (Electric--Power Utility)    ...............    90,000        132,145
  CIA Energentica Brasillia Preference
    Non-Voting Shares (Electric--Power
    Utility)   .................................   800,000        124,850
  TV Filme, Inc. (Media--Cable TV) (b)    ......     8,000         79,000
  Uniao de Bancos Brasileiros SA Sponsored
    GDR (Banks--Foreign) (b)  ..................     5,000        201,250
                                                               -----------
                                                                  537,245
                                                               -----------
Chile--0.3%
  Santa Isabel SA Sponsored ADR
    (Retail--Supermarkets)    ..................     4,500        123,750
                                                               -----------
Denmark--1.8%
  Danske Traelast (Retail/Wholesale
    --Building Products)   .....................     2,800        250,854
  Sondagsavisen A/S (Media--Newspapers)   .          9,850        492,605
                                                               -----------
                                                                  743,459
                                                               -----------
Finland--1.5%
  Amer Group Ltd. Class A (Leisure--
    Toys/Games/Hobby) (b)  .....................     9,900        180,809
  Oy Saunatec Ltd. (Household--
    Appliances)   ..............................    23,045        244,112
  Starckjohann Oy (Building--Construction
    Products/Miscellaneous) (b)  ...............   100,000        184,461
                                                               -----------
                                                                  609,382
                                                               -----------
France--3.5%
  Altran Technologies SA
    (Telecommunications--Services)  ............       660        213,058
  Hyparlo SA
    (Retail--Miscellaneous/Diversified)   ......     2,150        196,168
  LVL Medical (Medical--Outpatient Home
    Care)   ....................................     2,310        300,296
  Penauille Polyservices (Commercial
    Services--Security/Safety)   ...............       830        187,515
  Picogiga (Electric--Semiconductor
    Equipment) (b)   ...........................     7,000        219,866
  Societe Industrielle D'Aviations Latecoere
    SA (Aerospace/Defense)    ..................     2,310        318,947
                                                               -----------
                                                                1,435,850
                                                               -----------
Germany--3.3%
  Apcoa Parking AG (Commercial
    Services--Miscellaneous)  ..................     3,000        262,155
  Bien-Haus AG
    (Building--Mobile/Manufacturing & RV)              550        179,670

                                                  SHARES        VALUE
                                                 -----------   ------------
Germany--continued
  Leica Camera AG (Leisure--Photo
    Equipment/Related)  ........................     6,100     $  167,885
  Loesch Umweltschutz AG (Pollution
    Control-- Equipment)   .....................    23,068        555,129
  Puma AG (Retail--Apparel/Shoe)    ............     7,300        201,906
                                                               -----------
                                                                1,366,745
                                                               -----------
Hong Kong--3.0%
  Giordano International Ltd. (Retail--
    Apparel/Shoe)    ...........................   651,000        409,897
  Innovative International Holdings Ltd.
    (Auto/Truck--Original Equipment)   ......... 1,000,000        452,050
  Magician Industries Holding Ltd.
    (Household--Housewares)   .................. 1,500,000        402,002
                                                               -----------
                                                                1,263,949
                                                               -----------
India--3.4%
  Crompton Greaves Ltd. Sponsored GDR
    (Electric Products--Miscellaneous) (b)   .     126,700        389,603
  Industrial Credit & Investment Corporation
    of India Ltd. Sponsored GDR
    (Finance--Investment Bankers) (b)  .........    60,000      1,014,000
                                                               -----------
                                                                1,403,603
                                                               -----------
Indonesia--3.6%
  PT Bank Bali (Banks--Foreign)  ...............   200,000        554,493
  PT Duta Anggada TBK (Real Estate
    Development)  ..............................   800,000        481,835
  PT Tigaraksa Satria (Retail--
    Miscellaneous/Diversified)   ...............   350,000        461,759
                                                               -----------
                                                                1,498,087
                                                               -----------
Ireland--1.0%
  Saville Systems Ireland PLC Sponsored ADR
    (Computer--Integrated Systems) (b)    ......     6,500        414,375
                                                               -----------
Israel--1.2%
  Tadiran Ltd.
    (Telecommunications--Equipment)    .........    15,242        493,155
                                                               -----------
Japan--4.0%
  FCC Co. Ltd. (Auto/Truck--Replacement
    Parts)  ....................................    27,000        640,794
  Kawasumi Laboratories
    (Medical/Dental--Supplies)   ...............    34,000        542,737
  Nishio Rent All Co. (Trucks & Parts--
    Heavy Duty)   ..............................    19,000        229,476
  Shinmei Electric (Electric--Miscellaneous
    Components)   ..............................    12,000        260,473
                                                               -----------
                                                                1,673,480
                                                               -----------
Malaysia--1.3%
  Asas Dunia Berhad (Real Estate
    Development)  ..............................   170,000        531,955
                                                               -----------
Mexico--0.5%
  Industrias CH SA Series B
    (Steel--Producers) (b)    ..................    33,000        154,282
  Tekchem SA (Chemicals--Specialty) (b)   ......   182,000         41,615
                                                               -----------
                                                                  195,897
                                                               -----------

                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------




                                                   SHARES      VALUE
                                                  ---------   ------------
Netherlands--1.9%
  ASM Lithography Holding NV NY
    Registered (Electric--Semiconductor
    Equipment)  .................................   6,000     $  486,000
  QIAGEN NV (Medical--Biomed/Genetics) (b)          5,700        307,800
                                                              -----------
                                                                 793,800
                                                              -----------
Norway--0.6%
  Tomra Systems ASA (Pollution Control--
    Equipment)  .................................  12,600        257,919
                                                              -----------
Singapore--3.8%
  Industrial & Commercial Bank Ltd.
    (Banks--Foreign)  ...........................  78,000        273,080
  Robinson & Co. Ltd. (Retail--
    Apparel/Shoe)  .............................. 140,000        680,489
  Rothmans Industries Ltd. (Tobacco)    ......... 120,000        624,065
                                                              -----------
                                                               1,577,634
                                                              -----------
Spain--2.1%
  Adolfo Dominguez SA (Retail--
    Apparel/Shoe) (b)    ........................   4,500        155,538
  Catalana Occidente SA (Insurance--Multi
    Line) (b)   .................................   5,255        267,028
  Corp. Financiera Reunida SA (Finance--
    Investment Bankers) (b)    .................. 105,485        472,073
                                                              -----------
                                                                 894,639
                                                              -----------
Sweden--0.4%
  Bure Investment Aktiebolaget (Finance--
    Public Traded Investment Funds)  ............  15,000        175,190
                                                              -----------
Switzerland--1.0%
  Disetronic Holding AG (Medical--
    Instruments)   ..............................      80        150,784
  Lindt & Spruengli AG (Food--
    Confectionery)    ...........................      15        282,769
                                                              -----------
                                                                 433,553
                                                              -----------
Taiwan--1.3%
  Standard Foods Taiwan Limited GDR
    (Food--Flour & Grain) (b)  ..................  60,000        525,000
                                                              -----------
Thailand--0.4%
  Bangkok First Investment & Trust Ltd.
    (Finance--Investment Bankers)    ............ 100,000        166,275
                                                              -----------
United Kingdom--9.4%
  Cedardata PLC (Computer--Software)    .........  75,000         85,367
  DCS Group PLC (Computer--Software)    ......... 100,000        413,528
  GWR Group PLC (Media--Radio/TV)    ............ 100,000        282,509
  Gerrard Group PLC (Finance--Investment
    Bankers)    .................................  83,592        462,042
  Gresham Computing PLC (Computer--
    Software)   ................................. 570,000        280,052
  ILP Group PLC (Containers--
    Paper/Plastic)    ........................... 200,000         90,075
  JJB Sports PLC (Retail--Apparel/Shoe)    ...... 110,000        862,021
  Rolfe & Nolan PLC (Computer--Services)   ...... 127,300        755,753
  St. James Beach Hotels PLC (Leisure--
    Hotels & Motels)  ........................... 100,000        316,901
  Wilmington Group PLC (Media--
    Periodicals)   .............................. 200,000        368,490
                                                              -----------
                                                               3,916,738
                                                              -----------

                                                   SHARES      VALUE
                                                  ---------   ------------
United States--40.8%
Banks--Midwest--0.6%
  Charter One Financial, Inc.  ..................   4,500     $  260,719
                                                              -----------
Commercial Services--Miscellaneous--1.0%
  Caribiner International, Inc. (b)  ............   2,900        105,487
  The Registry, Inc. (b)    .....................   6,000        303,750
                                                              -----------
                                                                 409,237
                                                              -----------
Commercial Services--Printing--0.6%
  Consolidated Graphics, Inc. (b)    ............   5,400        254,137
                                                              -----------
Commercial Services--Schools--0.9%
  Computer Learning Centers, Inc. (b)   .........   2,000         95,750
  Learning Tree International, Inc. (b)    ......   4,800        195,600
  Strayer Education, Inc.   .....................   2,000         75,000
                                                              -----------
                                                                 366,350
                                                              -----------
Computer--Integrated Systems--1.0%
  DAOU Systems, Inc. (b)    .....................   5,000         98,750
  Imnet Systems, Inc. (b)   .....................   9,000        315,000
                                                              -----------
                                                                 413,750
                                                              -----------
Computer--Services--3.1%
  At Home Corp. Series A (b)   ..................   4,000         78,000
  Complete Business Solutions, Inc. (b)    ......   7,000        192,500
  Computer Horizons Corp. (b)  ..................   8,000        320,000
  Computer Task Group, Inc.    ..................   6,000        269,250
  RWD Technologies, Inc. (b)   ..................   3,200         67,200
  Technology Solutions Co. (b)    ...............   9,000        353,250
                                                              -----------
                                                               1,280,200
                                                              -----------
Computer--Software--2.4%
  Keane, Inc. (b)  ..............................   1,500         91,688
  Manugistics Group, Inc. (b)  ..................  15,000        648,750
  USCS International, Inc. (b)    ...............   6,000        195,000
  Vantive Corp. (b)   ...........................   1,500         46,875
                                                              -----------
                                                                 982,313
                                                              -----------
Cosmetics/Personal Care--0.8%
  Twinlab Corp. (b)   ...........................   4,000         90,500
  Weider Nutrition International, Inc.  .........  12,000        220,500
                                                              -----------
                                                                 311,000
                                                              -----------
Electric--Laser Systems/Component--1.1%
  Cymer, Inc. (b)  ..............................   6,500        474,500
                                                              -----------
Electric--Miscellaneous Components--1.2%
  RF Micro Devices, Inc. (b)   ..................   9,000        151,875
  Rambus, Inc. (b)    ...........................   6,000        331,500
                                                              -----------
                                                                 483,375
                                                              -----------
Electric--Semiconductor Equipment--2.4%
  Asyst Technologies, Inc. (b)    ...............   3,500        188,125
  PRI Automation, Inc. (b)  .....................  10,000        496,250
  Uniphase Corp. (b)  ...........................   4,500        307,125
                                                              -----------
                                                                 991,500
                                                              -----------
Electric--Semiconductor Manufacturing--2.8%
  Jabil Circuit, Inc. (b)   .....................  13,600        662,150
  Sanmina Corp. (b)   ...........................   4,000        293,500
  Unitrode Corp. (b)  ...........................   3,500        208,031
                                                              -----------
                                                               1,163,681
                                                              -----------

12                     See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------




                                                   SHARES        VALUE
                                                   --------   -------------
United States--continued
Finance--Consumer Loans--0.5%
  FIRSTPLUS Financial Group, Inc. (b)    .........  4,500     $   205,312
                                                              ------------
Finance--Equity REIT--0.8%
  CCA Prison Realty Trust (b)   ..................  1,000          31,000
  Security Capital Atlantic, Inc.  ............... 12,000         282,000
                                                              ------------
                                                                  313,000
                                                              ------------
Finance--Investment Management--0.5%
  ARM Financial Group, Inc. Class A   ............  9,000         186,750
                                                              ------------
Insurance--Life--0.9%
  AmerUs Life Holdings, Inc. Class A  ............  3,500          97,125
  Equitable of Iowa Companies   ..................  3,000         197,812
  ReliaStar Financial Corp.  .....................  1,000          76,687
                                                              ------------
                                                                  371,624
                                                              ------------
Insurance--Property/Casualty/Title--0.5%
  American Bankers Insurance Group, Inc.   .        3,000         203,063
                                                              ------------
Leisure--Services--0.0%
  Travel Services International, Inc. (b)   ......    500          10,250
                                                              ------------
Machine--Tools & Related Products--0.3%
  JLK Direct Distribution, Inc. Class A (b)   .     5,000         128,438
                                                              ------------
Media--Radio/TV--0.4%
  Heftel Broadcasting Corp. Class A (b)  .........  3,000         175,500
                                                              ------------
Medical--Biomed/Genetics--2.3%
  Biogen, Inc. (b)  ..............................  4,000         154,000
  Immunex Corp. (b)    ........................... 13,500         516,375
  Incyte Pharmaceuticals, Inc. (b)    ............  4,000         271,000
                                                              ------------
                                                                  941,375
                                                              ------------
Medical--Generic Drugs--0.7%
  Watson Pharmaceuticals, Inc. (b)    ............  5,500         272,250
                                                              ------------
Medical--Hospitals--0.6%
  Quorum Health Group, Inc. (b)    ...............  7,500         267,188
                                                              ------------
Medical--Instruments--1.5%
  Arterial Vascular Engineering, Inc. (b)   ......  8,500         326,188
  Spine-Tech, Inc. (b)    ........................  5,000         296,250
                                                              ------------
                                                                  622,438
                                                              ------------
Medical--Nursing Homes--0.2%
  American Retirement Corp. (b)    ...............  5,000         101,250
                                                              ------------
Medical--Products--1.0%
  Affymetrix, Inc. (b)    ........................ 13,000         424,125
                                                              ------------
Oil & Gas--Canadian Exploration & Production--0.5%
  Domain Energy Corp. (b)    ..................... 16,000         222,000
                                                              ------------
Oil & Gas--Drilling--1.4%
  Falcon Drilling Company, Inc. (b)   ............ 20,000         577,500
                                                              ------------
Oil and Gas--Field Services--1.1%
  Cal Dive International, Inc. (b)    ............  7,000         186,375
  Tuboscope, Inc. (b)  ........................... 12,000         289,500
                                                              ------------
                                                                  475,875
                                                              ------------
Oil and Gas--Machinery/Equipment--2.9%
  Cooper Cameron Corp. (b)   .....................  4,500         263,812
  EVI, Inc. (b)  .................................  4,000         195,500

                                                   SHARES      VALUE
                                                   --------   -------------
Oil and Gas--Machinery/Equipment--continued
  Gulf Island Fabrication, Inc. (b)   ............  9,600     $   340,800
  Varco International, Inc. (b)    ............... 10,000         386,875
                                                              ------------
                                                                1,186,987
                                                              ------------
Retail--Home Furnishings--0.4%
  Ethan Allen Interiors, Inc.   ..................  3,500         185,500
                                                              ------------
Telecommunications--Cellular--0.7%
  CellStar Corp. (b)   ........................... 10,000         300,000
                                                              ------------
Telecommunications--Equipment--4.2%
  Advanced Fibre Communications (b)   ............  8,500         593,938
  Brightpoint, Inc. (b)   ........................ 12,200         364,475
  CIENA Corp. (b)   ..............................  4,000         224,500
  Powerwave Technologies, Inc. (b)    ............  4,500         158,062
  Spectrian Corp. (b)  ...........................  1,000          45,500
  Tekelec (b)    .................................  5,000         307,500
  World Access, Inc. (b)  ........................  2,400          67,500
                                                              ------------
                                                                1,761,475
                                                              ------------
Telecommunications--Services--0.5%
  Boston Communications Group, Inc. (b)  .........  6,000          81,750
  MasTec, Inc. (b)  ..............................  2,000         107,375
                                                              ------------
                                                                  189,125
                                                              ------------
Transportation--Equipment Manufacturing--1.0%
  Datum, Inc. (b)   ..............................  6,000         198,000
  Halter Marine Group, Inc. (b)    ...............  7,200         220,500
                                                              ------------
                                                                  418,500
                                                              ------------
Total United States ..............................             16,930,287
                                                              ------------
TOTAL COMMON STOCKS
  (Identified cost $34,700,443) ..................             38,919,769
                                                              ------------
TOTAL LONG-TERM INVESTMENTS
  (Identified cost $34,700,443) ..................             38,919,769
                                                              ------------


                                              PAR
                                             VALUE
                                             (000)
                                           ---------
SHORT-TERM OBLIGATIONS--6.5%
  Aubrey G. Lanston & Co., Inc.
    repurchase agreement, 5.72%, dated
    7/31/97 due 8/1/97, repurchase price
    $2,700,429, collateralized by U.S.
    Treasury Note 6.625%, 4/30/02,
    market value $2,760,229................ $2,700              2,700,000
                                                              ------------
           $2,700
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,700,000) .............................    2,700,000
                                                              ------------
TOTAL INVESTMENTS - 100.2%
  (Identified cost $37,400,443).............................   41,619,769(a)
  Cash and receivables, less
    liabilities -- (0.2%)...................................      (87,837)
                                                              ------------
NET ASSETS -- 100.0% .......................................  $41,531,932
                                                              =============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,010,405 and gross depreciation of $2,478,033 for federal income tax purposes. At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $38,087,397.
(b) Non-income producing.

                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------

                            INDUSTRY DIVERSIFICATION
            As a Percentage of Total Value of Long-Term Investments
                                  (Unaudited)



Aerospace/Defense   .................................     0.8%
Auto/Truck--Original Equipment  .....................     1.2
Auto/Truck--Replacement Parts   .....................     3.3
Banks--Foreign   ....................................     2.6
Banks--Midwest   ....................................     0.7
Building--Construction Products/Miscellaneous  ......     0.5
Building--Mobile/Manufacturing & RV   ...............     0.5
Chemicals--Specialty   ..............................     0.1
Commercial Services--Miscellaneous    ...............     1.7
Commercial Services--Printing   .....................     0.7
Commercial Services--Schools    .....................     0.9
Commercial Services--Security/Safety  ...............     0.5
Computer--Integrated Systems    .....................     2.1
Computer--Services  .................................     5.2
Computer--Software  .................................     4.5
Containers--Paper/Plastic    ........................     0.2
Cosmetics/Personal Care   ...........................     0.8
Electric--Laser Systems/Component  ..................     1.2
Electric--Miscellaneous Components    ...............     1.9
Electric--Power Utility   ...........................     0.7
Electric--Semiconductor Equipment  ..................     4.4
Electric--Semiconductor Manufacturing    ............     3.0
Electric Products--Miscellaneous   ..................     1.0
Finance--Consumer Loans   ...........................     0.5
Finance--Equity REIT   ..............................     0.8
Finance--Investment Bankers  ........................     5.4
Finance--Investment Management  .....................     0.5
Finance--Public Traded Investment Funds  ............     0.5
Food--Confectionery    ..............................     0.7
Food--Flour & Grain    ..............................     1.3
Household--Appliances  ..............................     0.6
Household--Housewares  ..............................     1.0
Insurance--Life  ....................................     1.0
Insurance--Multi Line  ..............................     0.7
Insurance--Property/Casualty/Title    ...............     0.5
Leisure--Hotels & Motels  ...........................     0.8
Leisure--Photo Equipment/Related   ..................     0.4
Leisure--Services   .................................     0.0
Leisure--Toys/Games/Hobby    ........................     0.5
Machine--Tools & Related Products  ..................     0.3
Media--Cable TV  ....................................     0.2
Media--Newspapers   .................................     1.3
Media--Periodicals  .................................     0.9
Media--Radio/TV  ....................................     1.2
Medical--Biomed/Genetics  ...........................     3.2
Medical--Generic Drugs    ...........................     0.7
Medical--Hospitals  .................................     0.7
Medical--Instruments   ..............................     2.0
Medical--Nursing Homes    ...........................     0.3
Medical--Outpatient Home Care   .....................     0.8
Medical--Products   .................................     1.1
Medical/Dental--Supplies  ...........................     1.4
Oil & Gas--Canadian Exploration & Production   ......     0.6
Oil & Gas--Drilling    ..............................     1.5
Oil & Gas--Field Services    ........................     1.2
Oil & Gas--Machinery/Equipment  .....................     3.1
Pollution Control--Equipment    .....................     2.1
Real Estate Development   ...........................     2.6
Retail--Apparel/Shoe   ..............................     5.9
Retail--Home Furnishings  ...........................     0.5
Retail--Miscellaneous/Diversified  ..................     1.7
Retail--Supermarkets   ..............................     0.3
Retail/Wholesale--Building Products   ...............     0.6
Retail/Wholesale--Food    ...........................     0.8
Steel--Producers    .................................     0.4
Telecommunications--Cellular    .....................     0.8
Telecommunications--Equipment   .....................     5.8
Telecommunications--Services    .....................     1.0
Tobacco .............................................     1.6
Transportation--Equipment Manufacturing  ............     1.1
Trucks & Parts--Heavy Duty   ........................     0.6
                                                       ------
                                                        100.0%
                                                       ======

14                             See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1997


Assets
Investment securities at value
  (Identified cost $37,400,443)                             $ 41,619,769
Foreign currency at value
  (Identified cost $145,476)                                     145,451
Cash                                                              15,877
Receivables
 Investment securities sold                                      723,616
 Fund shares sold                                                 18,819
 Interest and dividends                                           48,439
 Receivable from adviser                                          33,152
 Tax reclaim                                                       7,779
Prepaid expenses                                                   5,598
                                                            ------------
  Total assets                                                42,618,500
                                                            ------------
Liabilities
Payables
 Investment securities purchased                                 857,775
 Fund shares repurchased                                          58,404
 Distribution fee                                                 19,786
 Transfer agent fee                                               16,238
 Financial agent fee                                               6,964
 Administration fee                                                5,241
 Trustees' fee                                                     3,500
Accrued expenses                                                 118,660
                                                            ------------
  Total liabilities                                            1,086,568
                                                            ------------
Net Assets                                                  $ 41,531,932
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 38,519,900
Undistributed net investment loss                               (162,808)
Accumulated net realized loss                                 (1,044,791)
Net unrealized appreciation                                    4,219,631
                                                            ------------
Net Assets                                                  $ 41,531,932
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $23,873,958)             2,154,026
Net asset value per share                                   $      11.08
Offering price per share
  $11.08/(1-4.75%)                                          $      11.63
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $17,657,974)             1,604,682
Net asset value and offering price per share                $      11.00

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION SEPTEMBER 4, 1996
                                TO JULY 31, 1997


Investment Income
Dividends                                                   $    362,395
Interest                                                         180,628
Foreign taxes withheld                                           (40,097)
                                                            ------------
   Total investment income                                       502,926
                                                            ------------
Expenses
Investment advisory fee                                          240,064
Distribution fee--Class A                                         43,040
Distribution fee--Class B                                        110,269
Financial agent fee                                               49,465
Administration fee                                                42,364
Custodian                                                        107,265
Registration                                                      89,707
Transfer agent                                                    65,571
Professional                                                      22,877
Printing                                                          22,804
Trustees                                                          17,090
Miscellaneous                                                     10,198
                                                            ------------
   Total expenses                                                820,714
   Less expenses borne by investment adviser                    (144,912)
                                                            ------------
   Net expenses                                                  675,802
                                                            ------------
Net investment loss                                             (172,876)
                                                            ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                               (1,044,791)
Net realized loss on foreign currency transactions               (60,957)
Net change in unrealized appreciation (depreciation)
  on investments                                               4,219,326
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 305
                                                            ------------
Net gain on investments                                        3,113,883
                                                            ------------
Net increase in net assets resulting from
  operations                                                $  2,941,007
                                                            ============


                       See Notes to Financial Statements
                                                                             15

Global Small Cap Series

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                     From Inception
                                                                                    September 4, 1996
                                                                                     to July 31, 1997
                                                                                    -------------------
From Operations
 Net investment loss                                                                   $   (172,876)
 Net realized loss                                                                       (1,105,748)
 Net change in unrealized appreciation (depreciation)                                     4,219,631
                                                                                       ------------
 Increase in net assets resulting from operations                                         2,941,007
                                                                                       ------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,544,464 shares)                                        26,115,134
 Net asset value of shares issued from reinvestment of distributions (0 shares)                  --
 Cost of shares repurchased (390,438 shares)                                             (4,060,236)
                                                                                       ------------
Total                                                                                    22,054,898
                                                                                       ------------
Class B
 Proceeds from sales of shares (1,768,033 shares)                                        18,246,161
 Net asset value of shares issued from reinvestment of distributions (0 shares)                  --
 Cost of shares repurchased (163,351 shares)                                             (1,710,134)
                                                                                       ------------
Total                                                                                    16,536,027
                                                                                       ------------
 Increase in net assets from share transactions                                          38,590,925
                                                                                       ------------
 Net increase in net assets                                                              41,531,932
Net Assets
 Beginning of period                                                                              0
                                                                                       ------------
 End of period (including undistributed net investment loss of ($162,808))             $ 41,531,932
                                                                                       ============


16                             See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                  Class A                     Class B
                                          -------------------------   --------------------------
                                              From Inception               From Inception
                                                 9/4/96 to                   9/4/96 to
                                                  7/31/97                     7/31/97
                                          -------------------------   --------------------------
Net asset value, beginning of period       $      10.00                $     10.00
Income from investment operations
 Net investment income (loss)                     (0.03)(4)(5)               (0.10)(4)(6)
 Net realized and unrealized gain                  1.11                       1.10
                                            -----------                -----------
  Total from investment operations                 1.08                       1.00
                                            -----------                -----------
Less distributions
 Dividends from net investment income               --                         --
 Dividends from net realized gains                  --                         --
                                            -----------                -----------
  Total distributions                               --                         --
                                            -----------                -----------
Change in net asset value                          1.08                       1.00
                                            -----------                -----------
Net asset value, end of period             $      11.08                $     11.00
                                            ===========                ===========
Total return(1)                                   10.80% (3)                 10.00% (3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $     23,874                $    17,658
Ratio to average net assets of:
 Operating expenses                                2.10% (2)                  2.85% (2)
 Net investment income (loss)                     (0.32%)(2)                 (1.07%)(2)
Portfolio turnover                                  162% (3)                   162% (3)
Average commission rate paid(7)            $     0.0127                $    0.0127

 (1) Maximum sales charges are not reflected in the total return calculation.
 (2) Annualized
 (3) Not annualized
 (4) Computed using average shares outstanding.
 (5) Includes reimbursement of operating expenses by investment adviser of $0.05.
 (6) Includes reimbursement of operating expenses by investment adviser of $0.05.
 (7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements
                                                                             17

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix-Aberdeen Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series. Each Series has distinct investment objectives.

     The New Asia Series seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan. The Global Small Cap Series seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:
     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:
     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:
     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:
     Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 1997 (Continued)

varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:
     Expenses incurred by the Fund with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

H. Repurchase agreements
     A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Fund. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Trust PLC.
     PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each Series. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Series for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Series so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the New Asia Series and 0.40% of the average net assets of the Global Small Cap Series allocated to Aberdeen by the Adviser for management.
     The Adviser has agreed to reimburse the New Asia Series and the Global Small Cap Series to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Series.
     Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect, majority-owned subsidiary of PHL, which serves as the national distributor of the Fund's shares, has advised the Fund that it retained net selling commissions of $71,678 for Class A shares and deferred sales charges of $54,140 for Class B shares for the period ended July 31, 1997. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series. The Distributor has advised the Fund that of the total amount expensed for the period ended July 31, 1997, $171,251 was retained by the Distributor, $30,507 was paid out to unaffiliated participants and $9,496 was paid to W.S. Griffith, an indirect subsidiary of PHL.
     As Financial Agent to the Fund and to each Series, PEPCO received a fee for bookkeeping and pricing services at an annual rate of 0.03% of the average daily net assets of each Series through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. As Administrator for the Fund, Phoenix Duff & Phelps Corporation ("PDP"), an indirect, majority-owned subsidiary of PHL, received a fee at an annual rate of 0.15% of the average daily net assets of each Series for administrative services.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 1997 (Continued)

     PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended July 31, 1997, transfer agent fees were $112,542 of which PEPCO retained $12,042 which is net of fees paid to State Street.
     At July 31, 1997, PHL and its affiliates held Fund shares which aggregated the following:



                                               Aggregate
                                  Shares    Net Asset Value
                                 --------- -----------------
New Asia Series Class A   ......  291,622     $3,044,538
New Asia Series Class B   ......   10,045        104,368
Global Small Cap Series Class A   490,000      5,429,200
Global Small Cap Series Class B    10,000        110,000

3. PURCHASE AND SALE OF SECURITIES
     Purchases and sales of securities during the period ended July 31, 1997 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:


                              Purchases       Sales
                            ------------- -------------
New Asia Series   .........  $18,670,526   $ 1,059,137
Global Small Cap Series       82,470,827    46,725,593

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended July 31, 1997.


4. CREDIT RISK
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS
     At July 31, 1997, the Global Small Cap Series had a capital loss carryover of $166,196, expiring in 2005, which may be used to offset future capital gains.
     Under current tax law, foreign currency and capital losses realized after October 31, 1996, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 1997, the following foreign currency and capital losses were deferred:


New Asia Series  ...............  $  4,097
Global Small Cap Series   ......   777,042

6. RECLASS OF CAPITAL ACCOUNTS
     In accordance with accounting pronouncements, the Series of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of July 31, 1997, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:


                                                    Capital paid
                    Undistributed    Accumulated    in on shares
                    net investment   net realized   of beneficial
                    income (loss)    gain (loss)      interest
                   ---------------- -------------- ---------------
New Asia Series        $53,427         $ 6,423       $ (59,850)
Global Small
   Cap Series  ...      10,068          60,957         (71,025)

     This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP                                     (Price Waterhouse logo)



To the Trustees and Shareholders of
Phoenix-Aberdeen Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the New Asia Fund and the Global Small Cap Fund (constituting the Phoenix-Aberdeen Series Fund, hereinafter referred to as the "Fund") at July 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP
Boston, Massachusetts
September 11, 1997

PHOENIX-ABERDEEN SERIES FUND
101 Munson Street
Greenfield, MA 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
Philip Mottram, Senior Vice President
William J. Newman, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Dorothy J. Skaret, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix-Aberdeen International Advisers, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                   --------------------
Phoenix-Aberdeen Series Fund                          BULK RATE MAIL
PO Box 2200                                            U.S. POSTAGE
Enfield CT 06083-2200                                      PAID
                                                      SPRINGFIELD, MA
                                                       PERMIT NO. 444
                                                    --------------------

(Phoenix logo)PHOENIX
              DUFF&PHELPS



PDP 189 (9/97)